MERRILL LYNCH
FUNDAMENTAL
GROWTH
FUND, INC.








FUND LOGO








Quarterly Report

November 30, 1996




Officers and Directors
Arthur Zeikel, President and Director
Joe Grills, Director
Walter Mintz, Director
Robert S. Salomon Jr., Director
Melvin R. Seiden, Director
Steven B. Swensrud, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Donald C. Burke, Vice President
Lawrence R. Fuller, Vice President and
 Portfolio Manager
Gerald M. Richard, Treasurer
Ira P. Shapiro, Secretary

Custodian
The Chase Manhattan Bank, N.A.
Global Securities Services
Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863







This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.


Merrill Lynch
Fundamental
Growth Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



MERRILL LYNCH FUNDAMENTAL GROWTH FUND, INC.


DEAR SHAREHOLDER

For the quarter ended November 30, 1996, total returns for Merrill Lynch Fundamental Growth Fund, Inc.'s Class A, Class B, Class C and Class D Shares were +14.49%, +14.23%, +14.23% and +14.48%, respectively, underperforming the total return of +16.75% for the unmanaged Standard & Poor's 500 Index (S&P 500). (Results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information, including average annual total returns, can be found on pages 3--5 of this report to shareholders.) The main reason for the underperformance was the lack of exposure in the portfolio to large integrated oil companies during the November quarter. However, the Fund's investment returns outperformed the +12.78% total return of Lipper Analytical Services' Growth Funds average. The Fund's cash reserve, which was over 19% of net assets at the end of the August quarter, was reduced in September, and was 5.2% at November 30, 1996.

The Environment
A relatively high level of consumer debt and a reduced availability of bank credit to households were reflected in an unusual decline in consumer installment credit outstanding in the month of September. Consequently, the recent declines in consumer spending on motor vehicles, home desk-top computers and other consumer electronics is not surprising. The most recent measure of consumer confidence-- personal income growth rates and employment statistics--support a slow economic growth outlook when combined with a wide range of other measures of business activity from corporate and governmental sources.

Investment Strategy
We are following a relatively fully invested investment strategy with 95% of net assets invested in stocks, most of which represent large-capitalization, high-quality growth companies.

Pharmaceutical companies continued to represent the Fund's largest industry sector at 16.8% of net assets as of November 30, 1996. The top ten industries represented 65.9% of net assets, with the top ten equity holdings equal to 32.7%. (See page 5 of this report to shareholders for complete listings.) The largest equity holding was Merck & Co., Inc., at 3.7% of net assets. Over two-thirds of the value of the Fund's stock investments are represented by global growth companies in the consumer non-durable goods and services or in the commercial services industries. Historically, the managements of these companies were able to increase earnings per share at above-average annual rates because of the global diversification of their businesses in relatively non-cyclical products and services. The current slowdown in real business activity will probably test the ability of managements of cyclical companies in the industrial and consumer durable goods industries to produce anticipated earnings and rates of return in 1997.

Portfolio Review
We initiated several changes in the portfolio during the November quarter, with eight companies added and six companies deleted. There were 55 companies represented in the portfolio at November 30, 1996. H.F. Ahmanson & Co., the largest thrift organization in California and one with a nationwide presence, was added because of its relatively attractive valuation and prospects of double-digit growth in earnings per share. Another new holding, Boston Scientific Corp., is one of the leading organizations in medical technology. The company develops, manufactures and markets devices for minimally invasive surgical procedures. Its valuation appeared attractive relative to the significant growth opportunities in this field. Bristol-Myers Squibb Co. is one of the leading pharmaceutical companies with an attractive valuation, relative to the potential growth in earnings from an increased focus on research and development for new drugs, and a restructuring being engineered by new senior management. We invested in El Paso Natural Gas Co. because of the attractive valuation relative to a potential acceleration in earnings from the restructuring of a major acquisition in the natural gas distribution business, and the possible gains from the continued deregulation of domestic electric utility markets. Fred Meyer, Inc. is one of the major regional growth retailers of food and other consumer goods. The company was added to the portfolio because of the attractive valuation and the prospects for above-average growth in its Pacific Northwest market as management restructures the company's retail format. In addition, an anticipated attempt to increase its market share by acquisitions could succeed. Other attractively valued investments included Nabisco Holdings Corp. and Rite Aid Corp. Nabisco is one of the leading food companies, and has the potential for above-average earnings growth. Rite Aid Corp. is a retail pharmacy chain where we anticipate above-average earnings growth from acquisitions as independent pharmacists and smaller retail pharmacy chains are acquired or go out of business. Finally, US Bancorp is one of the leading regional bank holding companies with double-digit earnings growth prospects and a leading market share in the Pacific Northwest.

Six companies were eliminated from the portfolio during the November quarter. Compuserve Corporation was sold at a significant capital loss as a result of our concerns about the important structural changes taking place in the Internet access marketplace. We sold Duracell International Inc. at a significant capital gain since the portfolio had a relatively large investment position in The Gillette Co., which was acquiring Duracell International Inc. Ek Chor China Motorcycle Co. Ltd. (ADR) was sold at a significant capital loss because of the continued deterioration in the fundamental outlook for profitable growth. We sold PepsiCo, Inc. at a significant capital gain because of our concerns about a major strategic adverse change in the global competitive position of the company relative to The Coca Cola Co. An investment position in Rubbermaid, Inc. was liquidated at a meaningful loss because we were concerned about the potential failure of the company's restructuring program. Finally, Schering-Plough Corp. was eliminated with a meaningful capital gain as its valuation became excessive relative to our view of its business fundamentals.

At August 31, 1996, we anticipated a continued slowdown in consumer spending, in particular on durable goods such as motor vehicles, housing and computer systems. Also, we expected a gradual reduction in inflationary expectations as the slowdown in real growth became more convincing to investors. These events occurred during the November quarter. Consequently, our investment strategy remained consistent with the outlook for a slowing in economic growth. The Fund's exposure to more cyclical growth sectors, such as technology equipment and retailing, remained relatively modest.

In Conclusion
We thank you for your continued investment in Merrill Lynch
Fundamental Growth Fund, Inc., and we look forward to updating you on our investment strategy and activities in our upcoming semi-annual report.


Sincerely,







(Arthur Zeikel)
Arthur Zeikel
President







(Lawrence R. Fuller)
Lawrence R. Fuller
Vice President and Portfolio Manager



December 24, 1996



PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors, as detailed in the Fund's prospectus. If you were a Class A shareholder prior to October 21, 1994, your Class A Shares were redesignated to Class D Shares on October 21, 1994, which, in the case of certain eligible investors, were simultaneously exchanged for Class A Shares.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after 8 years. (There is no initial sales charge for automatic share conversions.) If you were a Class B shareholder prior to October 21, 1994, your Class B Shares were redesignated to Class C Shares on October 21, 1994.

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Average Annual Total Return


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 9/30/96                        +20.54%        +14.21%
Inception (10/21/94)
through 9/30/96                           +23.98         +20.59

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class B Shares*

Year Ended 9/30/96                        +19.15%        +15.15%
Inception (10/21/94)
through 9/30/96                           +22.70         +21.42

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return       % Return
                                       Without CDSC    With CDSC**

Class C Shares*

Year Ended 9/30/96                        +19.15%        +18.15%
Inception (12/24/92)
through 9/30/96                           +10.69         +10.69

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                    % Return Without  % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 9/30/96                        +20.16%        +13.85%
Inception (12/24/92)
through 9/30/96                           +11.56         + 9.97

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


PERFORMANCE DATA (continued)

Performance Summary--Class A Shares++
                                     Net Asset Value      Capital Gains
Period Covered                    Beginning     Ending     Distributed  Dividends Paid*  % Change**
10/21/94--12/31/94                 $ 9.99      $ 9.62        $0.255         $0.051        - 0.54%
1995                                 9.62       12.61          --            0.259        +33.75
1/1/96--11/30/96                    12.61       15.57          --             --          +23.47
                                                             ------         ------
                                                       Total $0.255   Total $0.310

                                                  Cumulative total return as of 11/30/96: +64.25%**


Performance Summary--Class B Shares++
                                     Net Asset Value      Capital Gains
Period Covered                    Beginning     Ending     Distributed  Dividends Paid*  % Change***
10/21/94--12/31/94                 $ 9.85      $ 9.46        $0.255         $0.051        - 0.76%
1995                                 9.46       12.28          --            0.259        +32.53
1/1/96--11/30/96                    12.28       15.01          --             --          +22.23
                                                             ------         ------
                                                       Total $0.255   Total $0.310

                                                  Cumulative total return as of 11/30/96: +60.77%***


Performance Summary--Class C Shares++
                                     Net Asset Value      Capital Gains
Period Covered                    Beginning     Ending     Distributed  Dividends Paid*  % Change***
12/24/92--12/31/92                 $10.00      $ 9.92          --             --          - 0.80%
1993                                 9.92       10.43          --             --          + 5.14
1994                                10.43        9.46        $0.255         $0.051        - 6.28
1995                                 9.46       12.28          --            0.259        +32.53
1/1/96--11/30/96                    12.28       15.01          --             --          +22.23
                                                             ------         ------
                                                       Total $0.255   Total $0.310

                                                  Cumulative total return as of 11/30/96: +58.35%***


Performance Summary--Class D Shares++
                                     Net Asset Value      Capital Gains
Period Covered                    Beginning     Ending     Distributed  Dividends Paid*  % Change**
12/24/92--12/31/92                 $10.00      $ 9.92          --             --          - 0.80%
1993                                 9.92       10.51          --             --          + 5.95
1994                                10.51        9.61        $0.255         $0.051        - 5.56
1995                                 9.61       12.58          --            0.259        +33.58
1/1/96--11/30/96                    12.58       15.50          --             --          +23.21
                                                             ------         ------
                                                       Total $0.255   Total $0.310

                                                  Cumulative total return as of 11/30/96: +63.36%**

  *Figures may include short-term capital gains distributions. **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge; results would be lower if sales charge was included.
***Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.
 ++As a result of the implementation of the Merrill Lynch Select
   Pricing SM System, Class A Shares of the Fund outstanding prior to October 21, 1994 were redesignated to Class D Shares, and Class B Shares of the Fund outstanding prior to October 21, 1994 were redesignated to Class C Shares.


PERFORMANCE DATA (concluded)

Recent Performance Results
                                                                                              12 Month   3 Month
                                                               11/30/96   8/31/96   11/30/95  % Change   % Change
ML Fundamental Growth Fund, Inc. Class A Shares*                $15.57    $13.60     $12.84    +21.26%    +14.49%
ML Fundamental Growth Fund, Inc. Class B Shares*                 15.01     13.14      12.52    +19.89     +14.23
ML Fundamental Growth Fund, Inc. Class C Shares*                 15.01     13.14      12.52    +19.89     +14.23
ML Fundamental Growth Fund, Inc. Class D Shares*                 15.50     13.54      12.81    +21.00     +14.48
Standard & Poor's 500 Index**                                   757.02    651.99     605.37    +25.05     +16.11
ML Fundamental Growth Fund, Inc. Class A Shares--Total Return*                                 +23.73(1)  +14.49
ML Fundamental Growth Fund, Inc. Class B Shares--Total Return*                                 +22.40(1)  +14.23
ML Fundamental Growth Fund, Inc. Class C Shares--Total Return*                                 +22.40(1)  +14.23
ML Fundamental Growth Fund, Inc. Class D Shares--Total Return*                                 +23.47(1)  +14.48
Standard & Poor's 500 Index--Total Return**                                                    +27.89     +16.75

  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
 **An unmanaged broad-based Index comprised of common stocks. Total investment returns for unmanaged indexes are based on estimates.
(1)Percent change includes reinvestment of $0.259 per share ordinary income dividends.



PORTFOLIO INFORMATION


Ten Largest Holdings                Percent of
(Equity Investments)                Net Assets

Merck & Co., Inc.                       3.7%
SmithKline Beecham PLC (ADR)            3.6
Pfizer Inc.                             3.6
General Electric Co.                    3.4
Federal National Mortgage Association   3.3
Johnson & Johnson                       3.2
The Gillette Co.                        3.0
Enron Corp.                             3.0
Bristol-Myers Squibb Co.                3.0
State Street Boston Corp.               2.9

Ten Largest Industries              Percent of
(Equity Investments)                Net Assets

Pharmaceuticals                        16.8%
Banking & Financial                     8.9
Insurance                               6.9
Food                                    6.3
Financial Services                      5.8
Energy                                  5.4
Entertainment                           4.3
Software--Computer                      4.1
Electrical Equipment                    3.7
Medical--Technology                     3.7

Equity Portfolio Changes for the Quarter
Ended November 30, 1996

Additions

Ahmanson (H.F.) & Co.
Boston Scientific Corp.
Bristol-Meyers Squibb Co.
El Paso Natural Gas Co.
Meyer (Fred), Inc.
Nabisco Holdings Corp.
  (Class A)
Rite Aid Corp.
US Bancorp

Deletions

Compuserve Corporation
Duracell
  International Inc.
Ek Chor China
  Motorcycle Co. Ltd. (ADR)
PepsiCo, Inc.
Rubbermaid, Inc.
Schering-Plough Corp.



SCHEDULE OF INVESTMENTS
                                                                                                                    Percent of
Industries                   Shares Held                   Stocks                           Cost            Value   Net Assets
Advertising                      100,000   Interpublic Group of Companies, Inc.        $  3,895,297     $  4,950,000    1.6%

Banking & Financial              240,000   Ahmanson (H.F.) & Co.                          7,259,265        7,920,000    2.6
                                 130,000   State Street Boston Corp.                      6,455,304        8,791,250    2.9
                                  60,000   US Bancorp                                     2,596,331        2,565,000    0.9
                                  27,000   Wells Fargo & Company                          6,658,277        7,684,875    2.5
                                                                                       ------------     ------------  ------
                                                                                         22,969,177       26,961,125    8.9

Beverages                        130,000   The Coca-Cola Co.                              4,562,975        6,646,250    2.2

Computers                          5,000   Compaq Computer Corp.                            255,300          396,250    0.1

Cosmetics                        125,000   The Gillette Co.                               5,288,464        9,218,750    3.0
                                  20,000   International Flavors & Fragrances Inc.          973,375          910,000    0.3
                                                                                       ------------     ------------  ------
                                                                                          6,261,839       10,128,750    3.3

Electrical Equipment              10,000   Emerson Electric Co.                             658,040          981,250    0.3
                                 100,000   General Electric Co.                           7,694,629       10,400,000    3.4
                                                                                       ------------     ------------  ------
                                                                                          8,352,669       11,381,250    3.7

Electronics                        5,000   Intel Corp.                                      302,268          633,750    0.2

Energy                           145,000   El Paso Natural Gas Co.                        6,651,775        7,250,000    2.4
                                 200,000   Enron Corp.                                    8,433,697        9,150,000    3.0
                                                                                       ------------     ------------  ------
                                                                                         15,085,472       16,400,000    5.4

Entertainment                    130,000   Viacom, Inc. (Class A)                         6,082,341        4,858,750    1.6
                                 110,000   The Walt Disney Co.                            6,549,319        8,112,500    2.7
                                                                                       ------------     ------------  ------
                                                                                         12,631,660       12,971,250    4.3

Financial Services               240,000   Federal National Mortgage Association          7,569,209        9,900,000    3.3
                                 166,667   The Travelers Group Inc.                       5,157,819        7,500,000    2.5
                                                                                       ------------     ------------  ------
                                                                                         12,727,028       17,400,000    5.8

Food                             120,000   ConAgra Inc.                                   5,230,114        6,375,000    2.1
                                 100,000   Nabisco Holdings Corp. (Class A)               3,726,145        3,875,000    1.3
                                 220,000   Sara Lee Corporation                           7,245,729        8,635,000    2.8
                                   5,000   Wrigley (Wm.) Jr. Co. (Class B)                  222,850          291,875    0.1
                                                                                       ------------     ------------  ------
                                                                                         16,424,838       19,176,875    6.3

Food Merchandising               110,000   Albertson's, Inc.                              4,309,983        3,836,250    1.3
                                  50,000   Meyer (Fred), Inc.                             1,656,250        1,675,000    0.6
                                                                                       ------------     ------------  ------
                                                                                          5,966,233        5,511,250    1.9

Hotel                             30,000   Marriott International, Inc.                   1,463,325        1,672,500    0.6

Household Products                 5,000   Colgate-Palmolive Co.                            374,260          463,125    0.2
                                  15,000   Kimberly-Clark Corporation                     1,139,898        1,466,250    0.5
                                  70,000   Procter & Gamble Co.                           6,357,494        7,612,500    2.5
                                                                                       ------------     ------------  ------
                                                                                          7,871,652        9,541,875    3.2

Information Processing            60,000   Electronic Data Systems Corp.                  3,313,930        2,902,500    1.0
                                 210,000   First Data Corp.                               7,619,302        8,373,750    2.7
                                                                                       ------------     ------------  ------
                                                                                         10,933,232       11,276,250    3.7

Insurance                         75,000   Aetna Inc.                                     5,057,108        5,409,375    1.8
                                  75,000   American International Group, Inc.             7,064,335        8,625,000    2.8
                                 200,000   Travelers/Aetna Property Casualty Corp.        5,353,594        6,900,000    2.3
                                                                                       ------------     ------------  ------
                                                                                         17,475,037       20,934,375    6.9

Leisure                          115,000   Polygram N.V. (NY Registered Shares)           5,983,544        5,591,875    1.8


SCHEDULE OF INVESTMENTS (concluded)
                                                                                                                    Percent of
Industries                   Shares Held                   Stocks                           Cost            Value   Net Assets
Medical--Technology               25,000   Boston Scientific Corp.                     $  1,392,125     $  1,459,375    0.5%
                                 185,000   Johnson & Johnson                              6,952,924        9,828,125    3.2
                                                                                       ------------     ------------  ------
                                                                                          8,345,049       11,287,500    3.7

Oil Services                      40,000   Schlumberger Ltd.                              3,918,415        4,160,000    1.4

Pharmaceuticals                  140,000   Amgen, Inc.                                    5,561,049        8,522,500    2.8
                                  80,000   Bristol-Myers Squibb Co.                       7,595,722        9,100,000    3.0
                                 135,000   Merck & Co., Inc.                              7,480,604       11,205,000    3.7
                                 120,000   Pfizer Inc.                                    5,332,413       10,755,000    3.6
                                   5,000   Pharmacia & Upjohn, Inc.                         171,550          193,125    0.1
                                 160,000   SmithKline Beecham PLC (ADR) (a)               8,338,917       11,020,000    3.6
                                                                                       ------------     ------------  ------
                                                                                         34,480,255       50,795,625   16.8

Photography                       15,000   Eastman Kodak Co.                                953,578        1,215,000    0.4

Pollution Control                 20,000   WMX Technologies Inc.                            591,174          720,000    0.2

Restaurant                       100,000   McDonald's Corp.                               4,575,937        4,675,000    1.5

Retail Specialty                 100,000   Rite Aid Corp.                                 3,510,737        3,962,500    1.3
                                   5,000   Staples Inc.                                      79,583           98,750    0.0
                                                                                       ------------     ------------  ------
                                                                                          3,590,320        4,061,250    1.3

Retail Stores                    120,000   Wal-Mart Stores, Inc.                          2,901,419        3,060,000    1.0

Software--Computer               125,000   Computer Associates International,
                                           Inc.                                           6,562,171        8,218,750    2.7
                                   5,000   Microsoft Corp.                                  459,375          784,375    0.3
                                  70,000   Oracle Corp.                                   2,478,600        3,430,000    1.1
                                                                                       ------------     ------------  ------
                                                                                          9,500,146       12,433,125    4.1

Telecommunications               225,000   MCI Communications Corp.                       5,757,479        6,862,500    2.3

Toys                             170,000   Hasbro, Inc.                                   6,485,209        6,991,250    2.3

Travel & Lodging                  25,000   Carnival Corporation (Class A)                   588,075          790,625    0.3

                                           Total Stocks                                 234,848,602      288,625,500   95.2

                             Face Amount            Short-Term Securities

Commercial Paper*            $10,000,000   National Fleet Funding Corp., 5.34%
                                           due 1/16/1997                                  9,930,283        9,930,283    3.3

US Government &                5,821,000   Federal Home Loan Mortgage Corp.,
Agency Obligations*                        5.70% due 12/02/1996                           5,819,157        5,819,157    1.9

                                           Total Short-Term Securities                   15,749,440       15,749,440    5.2

Total Investments                                                                      $250,598,042      304,374,940  100.4
                                                                                       ============
Liabilities in Excess of Other Assets                                                                     (1,323,915)  (0.4)
                                                                                                        ------------  ------
Net Assets                                                                                              $303,051,025  100.0%
                                                                                                        ============  ======

Net Asset Value:              Class A--Based on net assets of $59,505,049 and
                                       3,821,030 shares outstanding                                     $      15.57
                                                                                                        ============
                              Class B--Based on net assets of $149,459,831 and
                                       9,954,210 shares outstanding                                     $      15.01
                                                                                                        ============
                              Class C--Based on net assets of $63,022,232 and
                                       4,197,499 shares outstanding                                     $      15.01
                                                                                                        ============
                              Class D--Based on net assets of $31,063,913 and
                                       2,004,637 shares outstanding                                     $      15.50
                                                                                                        ============

  *Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.
(a)American Depositary Receipts (ADR).

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